Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012		Jan. 30, 2011
Current assets:
Cash and cash equivalents	$ 90	$ 111		$ 292
Receivables, less allowance for doubtful accounts of $26, $32 and $36	1,101	1,002		907
Inventories	997	1,108		1,035
Deferred tax asset	36	58		102
Other current assets	47	47		45
Total current assets	2,271	2,326		2,381
Property and equipment, net	389	398		390
Goodwill	3,279	3,151		3,150
Intangible assets, net	579	735		992
Other assets	121	128		176
Total assets	6,639	6,738	[1]	7,089	[1]
Current liabilities:
Accounts payable	779	714		805
Accrued compensation and benefits	104	140		118
Current installments of long-term debt	10	82		10
Other current liabilities	309	378		272
Total current liabilities	1,202	1,314		1,205
Long term debt, excluding current installments	5,765	5,380		5,239
Deferred tax liabilities	120	111		101
Other liabilities	386	361		448
Total liabilities	7,473	7,166		6,993
Stockholder's equity (deficit):
Common stock, par value $0.01; authorized 1,000 shares; issued 1,000 shares at January 29, 2012 and January 30, 2011
Paid-in capital	2,690	2,680		2,660
Accumulated deficit	(3,522)	(3,106)		(2,563)
Accumulated other comprehensive income (loss) - cumulative foreign currency translation adjustment	(2)	(2)		(1)
Total stockholder's equity (deficit)	(834)	(428)		96
Total liabilities and stockholder's equity (deficit)	$ 6,639	$ 6,738		$ 7,089

[1]	Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.